Significant Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Current assets	$ 315,796	$ 438,888
Current liabilities	437,538	$ 669,405
Working capital position	$ (121,742)